Stock Plans, Share-Based Payments and Warrants - Summary of Options Exercisable Vested and Expected to Vest (Details) (10-K) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Exercisable	2,271,527	1,866,019
Shares, Vested and expected to vest	6,509,821	4,434,220
Weighted Average Exercise Price, Exercisable	$ 0.65	$ 0.70
Weighted Average Exercise Price, Vested and expected to vest	$ 0.55	$ 0.61